Income Taxes (Tables)	12 Months Ended
Feb. 29, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

Deferred tax assets are comprised of the following:

	2024	2023
Deferred tax assets:
NOL carryover	$9,226,100	$8,636,900
Related party accruals	173,900	-
Payroll accruals	77,800	-
Deferred tax liabilities:
Depreciation	1,772,500	(61,000)
Valuation allowance	(11,250,300)	(8,575,900)
Net deferred tax asset (liability)	$-	$-

Schedule of Reconciliation of Provision for Income Taxes

	2024	2023
Book Loss	$(1,541,200)	$(1,837,400)
Depreciation	270,100	(20,700)
Meals & Entertainment	300	-
Preferred dividends	422,842	-
Stock compensation	24,468	(48,548)
Loss on asset disposal	67,274	-
Accrued payroll	51,857	-
Related party accruals	114,928	-
Change in valuation allowance	589,431	1,906,648
Provision for Income Taxes	$-	$-